Preferred Shares - Summary of Issuances of Convertible and Redeemable Convertible Preferred Shares Outstanding (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Series Seed 1 preferred shares [Member] | March 23, 2015 [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.1670
Number of shares | shares	7,281,000
Series Seed 2 preferred shares [Member] | March 23, 2015 [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.0560
Number of shares | shares	7,281,000
Series Seed 3 preferred shares [Member] | March 23, 2015 [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.2792
Number of shares | shares	1,456,200
Series A preferred shares [Member] | March 23, 2015 [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 1.0038
Number of shares | shares	6,375,657
Series A preferred shares [Member] | August 19, 2015 [Member]
Issuance date	Aug. 19, 2015
Original issuance price, per share | $ / shares	$ 1.0038
Number of shares | shares	1,743,375
Series B preferred shares [Member] | August 21, 2015 [Member]
Issuance date	Aug. 21, 2015
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	9,218,756
Series B preferred shares [Member] | November 20, 2015 [Member]
Issuance date	Nov. 20, 2015
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	1,651,121
Series B preferred shares [Member] | February 23, 2016 [Member]
Issuance date	Feb. 23, 2016
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	302,414
Series C preferred shares [Member] | December 27, 2016 [Member]
Issuance date	Dec. 27, 2016
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	1,699,139
Series C preferred shares [Member] | June 5, 2017 [Member]
Issuance date	Jun. 05, 2017
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	517,691
Series C preferred shares [Member] | September 20, 2017 [Member]
Issuance date	Sep. 20, 2017
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	342,351
Series C preferred shares [Member] | February 11, 2019 [Member]
Issuance date	Feb. 11, 2019
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	1,189,397